CAPITAL LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets
Leased equipment under finance lease		$ 73,883
Less accumulated amortization		(72,009)
Net		1,874
Liabilities
Obligations under finance lease (current)	$ 1,305	2,868
Obligations under finance lease (noncurrent)	$ 0	0
Total		$ 2,868